Finance income and costs	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
	€m	€m	€m	€m
Finance income
Interest income	0.2	—	0.2	—
Reversal of impairment loss on short term investments (a)	—	2.8	—	—
Net fair value gains on derivatives held for trading	4.7	—	1.5	—
Net foreign exchange gains on translation of financial assets and liabilities	7.2	7.6	10.8	—
Total finance income	12.1	10.4	12.5	—
Interest expense (a)	(15.4)	(15.4)	(44.1)	(43.0)
Net impairment loss on short term investments	—	—	—	(9.6)
Net foreign exchange losses arising on translation of financial assets and liabilities	—	—	—	(4.5)
Net pension interest costs	(0.6)	(0.4)	(2.0)	(1.2)
Amortization of borrowing costs	(0.5)	(0.5)	(1.5)	(1.5)
Net fair value losses on derivatives held at fair value through profit or loss	—	(9.1)	—	(12.7)
Financing costs incurred on new or amended debt (b)	—	—	—	(17.9)
Total finance costs	(16.5)	(25.4)	(47.6)	(90.4)
Net finance costs	(4.4)	(15.0)	(35.1)	(90.4)